LOAN PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 6 - LOAN PAYABLE

Loan payable consists of the following at September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
Notes to a company due August 29, 2018 and September 21, 2018, including interest at 7.55% and 7.05%, respectively per annum; unsecured; interest due monthly	$-	$50,425
Current portion of loan payable	-	(50,425)
Loan payable, less current portion	$-	$-

Interest expense for the three and nine month periods ended September 30, 2018 was $187 and $1,482, respectively. Interest expense for the three and nine month periods ended September 30, 2017 was $281 and $1,946, respectively.

Loan payable consists of the following at December 31, 2017 and 2016:

	2017	2016
Notes to a company due August 29, 2018 and September 21, 2018, including interest at 7.55% and 7.05%, respectively per annum; unsecured; interest due monthly	$50,425	$-
Note to a company due September 29, 2017 including interest at 13,25% per annum; unsecured; interest due monthly	-	33,277
	$50,425	$33,277

Interest expense for the year ended December 31, 2017 and 2016 was $2,011 and $930, respectively.